RELATED PARTY TRANSACTIONS (Details - Due to related parties) (Parentheticals)	Mar. 31, 2025	Apr. 01, 2023 USD ($)	Apr. 01, 2023 CAD ($)
Related Party Transactions [Abstract]
Loan receivable from employee principal		$ 229,706	$ 330,275
Loan receivable from employee accrued interest		64,258	$ 87,000
Loan receivable from employee outstanding balance		$ 229,706
Loan receivable from employee interest rate	20.00%